Shareholders' (deficit) / equity (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Number of shares issued due to the execution of vested share-based payments	10,585,912	8,392,206
Subscribed capital	€ 1,270	€ 1,007
Amount transferred from other capital reserves	1,117	€ 990
Amount recognized in other capital reserves	€ 82,829
Cancellation of issued shares	(530,000)
Reduction in subscribed capital and corresponding reduction in treasury shares	€ 178
Class B shares
Disclosure of classes of share capital [line items]
Cancellation of issued shares	(425,000)
Class C shares
Disclosure of classes of share capital [line items]
Cancellation of issued shares	(105,000)